Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Entity Central Index Key	0001756708
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Entity File Number	001-38863
Entity Registrant Name	Jumia Technologies AG
Entity Address, Address Line One	Skalitzer Straße 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Amendment Flag	false
Current Fiscal Year End Date	--12-31